Schedule of Other Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Mar. 31, 2017
Other Assets, Noncurrent [Abstract]
Recoverable insurance losses	$ 2,405
Deferred income tax assets	3,003
Investments held for savings plans and SERP	6,583
Long-term deposits	16,217
Other	5,847
Total other assets	$ 31,052
Predecessor
Other Assets, Noncurrent [Abstract]
Recoverable insurance losses		$ 10,142
Deferred income tax assets		39,134
Investments held for savings plans and SERP		14,835
Accumulated costs of rejected vessel		48,382
Long-term deposits		15,162
Other		11,880
Total other assets		$ 139,535